Statements of Operations (Unaudited) (Parentheticals) - $ / shares		3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023
Weighted average shares outstanding, Diluted	[1],[2]				2,666,667
Diluted net loss per common share					$ 0.00
Common Shares Subject to Possible Redemption
Weighted average shares outstanding, Diluted		3,260,870				1,098,901
Redeemable Common Stock
Diluted net loss per common share		$ 0.04				$ 0.06
Non-redeemable Common Stock
Weighted average shares outstanding, Diluted	[3],[4]	2,532,609	1,250,000	1,055,046		2,510,989
Diluted net loss per common share		$ 0.04				$ 0.06

[1]	Excludes an aggregate of up to 400,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[2]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 (see Notes 5 and 7).
[3]	Excludes an aggregate of up to 375,000 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Notes 5 and 7).
[4]	Gives retroactive effect to the 42.22% share dividend declared on February 8, 2023 and the forfeiture of 191,667 shares on August 17, 2023 (see Notes 5 and 7).